Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [Abstract]
Financial risk management
5.	Financial risk management

(a)	Overview
Shinhan Financial Group Co., Ltd. (collectively the “Group”) manages various risks that may arise within business sector and the major risks to which the Group is exposed include credit risk, market risk, interest rate risk, and liquidity risk. These risks are recognized, measured, controlled and reported in accordance with risk management guidelines established at the controlling company level and at the subsidiary level.
i) Risk management principles
The risk management principles of the Group are as follows:

•	All business activities take into account the balance of risks and profits within a predetermined risk appetite.

•	The controlling company shall present the Group Risk Management Model Standard, supervise their compliance, and have responsibility and authority for group-level monitoring.

•	Operate a risk-related decision-making system that enhances management’s involvement.

•	Organize and operate risk management organizations independent of the business sector.

•	Operate a performance management system that clearly considers risks when making business decisions.

•	Aim for preemptive and practical risk management functions.

•	Share a cautious view to prepare for possible deterioration of the situation.
ii) Risk management organization
The fundamental policies for risk management of the Group are established by the Board of Directors of the controlling company, while the basic risk management strategies are established by the Risk Management

Committee (the “Group Risk Management Committee”) within the controlling company’s Board of Directors. The Group’s Chief Risk Officer (CRO) assists the Group Risk Management Committee and consults the risk management policies and strategies of the group and each subsidiary through the Group Risk Council, which includes the Chief Risk Officer of each subsidiary. The subsidiary implements the risk management policies and strategies of the Group through each company’s risk management committee, risk-related committee, and risk management organization, and consistently establishes and implements the detailed risk management policies and strategies of the subsidiary. The risk management team of the controlling company assists the Group’s Chief Risk Officer for risk management and supervision.
The Group has a hierarchical limit system to manage the risks of the Group to an appropriate level. The Group Risk Management Committee sets the risk limits that can be acceptable by the Group and each subsidiary, while the Risk Management Committee and the management-level risk Committees of each subsidiary set and manage detailed risk limits by risk, department, desk, and product types.

ii-1)	Group Risk Management Committee
The Committee establishes the risk management framework for the controlling company and each of its subsidiaries and comprehensively manages Group-wide risk-related matters, including the establishment of the Group’s fundamental risk management policies and strategies and the approval of limits. The Committee consists of directors of the controlling company.
The resolution of the Committee is as follows:

•	Establish risk management basic policy in line with management strategy

•	Determine the level of risk that can be assumed by the Group and each subsidiary

•	Approve appropriate investment limit or loss allowance limit

•	Enact and amend the Group Risk Management Regulations and the Group Risk Council Regulations

•	Matters concerning risk management organization structure and division of duties

•	Matters concerning the operation of the risk management system

•	Matters concerning the establishment of various limits and approval of limits

•	Make decisions on approval of the FSS’s internal rating based approach for non-retail and retail credit rating systems

•	Matters concerning risk disclosure policy

•	Analysis of crisis situation, related capital management plan and financing plan

•	Matters deemed necessary by the board of directors

•	Matters required by external regulations such as the Financial Services Commission and other regulations and guidelines

•	Matters deemed necessary by the Chairman
The resolution of the Group Risk Management Committee is reported to the Board of Directors.

ii-2)	Group Risk Management Council
In order to maintain the Group’s risk management policies and strategies consistently, the Group resolves matters necessary to discuss overall risk-related issues and to implement the policies set by the Group Risk Management Committee. The members are chaired by the Group’s chief risk officer and shall consist of the chief risk officers of major subsidiaries.
iii) Group Risk Management System

iii-1)	Management of the Risk Capital
Risk capital refers to the capital required to compensate for the potential loss (risk) if it is actually realized. Risk capital management refers to the management of the risk assets considering its risk appetite, which is a datum point on the level of risk burden compared to available capital, so as to maintain the risk capital at an appropriate level. The Group and subsidiaries establish and operate a risk planning process to reflect the risk plan in advance when establishing financial and business plans for risk capital management, and establish a risk limit management system to control risk to an appropriate level.

iii-2)	Risk Monitoring
In order to proactively manage risks by periodically identifying risk factors that can affect the Group’s business environment, the Group has established a multi-dimensional risk monitoring system. Each subsidiary is required to report to the Group on key issues that affect risk management at the Group level. The Group prepares weekly, monthly and ad-hoc
monitoring reports for Group management, including the CRO.
In addition, the Risk Dashboard is operated to derive abnormal symptoms through three-dimensional monitoring of major portfolios, increased risks, and external environmental changes of assets for each subsidiary. If necessary, the Group takes preemptive risk management to establish and implement countermeasures.

iii-3)	Risk Reviewing
When conducting new product, new business and major policy changes, risk factors are reviewed by using a pre-defined
checklist to prevent indiscriminate promotion of business that is not easy to judge risk and to support rational decision making. The subsidiary’s risk management department conducts a preliminary review and post-monitoring process on products, services, and projects to be pursued in the business division. In case of matters that are linked or jointly promoted with other subsidiaries, the risk reviews are carried out after prior-consultation with the risk management department of the Group.

iii-4)	Crisis Management
The Group maintains a group wide crisis management system to detect the signals of any risk crisis preemptively and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for four levels of contingencies, namely, ‘cautious’, ‘alert’, ‘imminent crisis’ and ‘crisis’ determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group-wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk
Credit risk is the risk of potential economic loss that may be caused if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and is the largest risk which the Group faces. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on the balance sheet, but also off-balance-sheet
transactions such as guarantees, loan commitments and derivative transactions.
Shinhan Bank’s basic policy on credit risk management is determined by the Risk Policy Committee. The Risk Policy Committee consists of the chairman of the Chief Risk Officer (CRO), the Chief Credit Officer (CCO), the head of the business group, and the head of the risk management department. The Risk Policy Committee decides the credit risk management plan and the direction of the loan policy for the entire bank. Apart from the Risk Policy Committee, the Credit Review Committee is established to separate credit monitoring, such as large loans and limit approval, and is composed of chairman, the CCO, CRO and the head of the Group in charge of the credit-related business group, the head of the credit planning department, and the senior examination team to enhance the credit quality of the loan and profitability of operation.
Shinhan Bank’s credit risk management includes processes such as credit evaluation, credit monitoring and supervision, credit risk measurement of counterparties and limit management processes and credit risk measurements for portfolios. All loan customers of Shinhan Bank are evaluated and managed with credit ratings. Retail customers are evaluated by summing up customer information from Shinhan Bank’s internal information and external credit information, and the corporate customers are evaluated by considering financial and non-financial
items such as industrial risk, operating risk, and management risk. The evaluated credit rating is used for credit approval, limit management, pricing, credit loss provisioning, etc., and is the basis for credit risk management. The credit evaluation system is divided into an evaluation system for retail customers, a small office home office (“SOHO”) evaluation system, and an evaluation system for corporate customers. It is subdivided and refined by each model to reflect the Basel III requirements. The corporate credit decision is based on a collective decision-making system, making objective and prudent decisions. In the case of a general credit of loans, the credit is approved based on the consultation between branch RM’s (Relationship Manager) and loan officers of each business division’s headquarters. In the case of a large or important credit, the credit is approved by the review council. In particular, the Credit Review Committee, the highest decision-making body for loan approvals, reviews for important loans such as large loans. Credits for retail customers are monitored by an automated credit scoring systems (CSS) based on objective statistical methods and bank credit policies.
Shinhan Bank operates a regular monitoring system for the regular management of individual loans. The loan officers and RM’s evaluate the adequacy of the result of the loan review by automatically searching for anticipated insolvent companies among business loan partners, and if necessary, the credit rating of the corporate is adjusted. In accordance with these procedures, corporate customers are classified either as an early warning company, an observation company, or a normal company, and then managed differently according to management guidelines for each risk classification, thereby mitigating the risk of insolvency of the loan at an early stage. The financial analysis support system affiliated with a professional credit rating agency supports credit screening and management, and the credit planning department calculates and manages industrial grades, and analyzes and provides industry trends and company information. In order to control the credit risk for the credit portfolio to an appropriate level, credit VaR limits are set and managed for each business and business sector, and to prepare for the credit risk caused by biased exposure to specific sectors, the Group sets and manages exposure limits for each sector by party, industry, country, etc.
Shinhan Card Co., Ltd. ’s basic policy on credit risk is determined by the Risk Management Committee. The Risk Management Committee (RMC) consists of the Chief Risk Officer (CRO) as the chairperson, along with the heads of business and supporting groups, related department heads, and the Risk Management Manager. Apart from the RMC, a credit committee in charge of monitoring corporate credits and other important credits over a certain amount, has been established to separate credit policy decisions from credit monitoring.
Shinhan Card Co., Ltd.’s credit rating system is divided into ASS (Application Scoring System) and BSS (Behavior Scoring System). Unless a customer falls under “rejection due to policy” (such circumstances include delinquency of other credit card companies) and his/her credit rating is above a certain rate, an application of ASS is approved. There is a separate screening criterion for credit card customers, who have maintained a long-term relationship with the Group and have a good credit history. In addition, the elements of credit ratings are used as the basis for setting limits when issuing cards. The BSS, which is recalculated monthly, predicts the delinquency probability of cardholders, and is utilized to monitor member and portfolio risk.
i) Techniques, assumptions and input variables used to measure impairment

i-1)	Determining significant increases in credit risk since initial recognition
At the end of each reporting period, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses.
To make the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, and is indicative of significant increases in credit risk since initial recognition. Information includes the default experience data held by the Group and analysis by an internal credit rating expert.
① Measuring the risk of default
The Group assigns an internal credit risk rating to each individual exposure based on observable data and historical experiences that have been found to have a reasonable correlation with the risk of default. The internal credit risk rating is determined by considering both qualitative and quantitative factors that indicate the risk of default, which may vary depending on the nature of the exposure and the type of borrower.
② Measuring term structure of probability of default
Internal credit risk ratings are the main variable input to determine the duration structure for the risk of default. The Group accumulates information after analyzing the information regarding exposure to credit risk and default information by the type of product and borrower and results of internal credit risk assessment. For some portfolios, the Group uses information obtained from external credit rating agencies when performing these analyses.

The Group applies statistical techniques to estimate the probability of default for the remaining life of the exposure from the accumulated data and to estimate changes in the estimated probability of default over time.
③ Significant increases in credit risk
The Group uses the indicators defined as per portfolio to determine the significant increase in credit risk and such indicators generally consist of changes in the risk of default estimated from changes in the internal credit risk rating, qualitative factors, days of delinquency, and others. The method used to determine whether credit risk of financial instruments has significantly increased after the initial recognitions is summarized as follows:

Corporate exposures	Retail exposures	Card exposures
Significant change in credit ratings	Significant change in credit ratings	Significant change in credit ratings

Continued past due more than 30 days	Continued past due more than 30 days	Continued past due more than 7 days (personal card)

Loan classification of precautionary or below	Loan classification of precautionary or below	Loan classification of precautionary or below

Borrower with early warning signals	Borrower with early warning signals	Specific pool segment

Negative net assets	Specific pool segment

Adverse audit opinion or disclaimer of opinion	Collective loans for housing for which the constructors are insolvent

Interest coverage ratio below 1 for a consecutive period of three years or negative cash flows from operating activities for a consecutive period of two years	Loans with identified indicators for significant increases in other credit risk

Loans with identified indicators for significant increases in other credit risk
The Group assumes that the credit risk of the financial instrument has been increased significantly since initial recognition if a specific exposure is past due more than 30 days (except, for card exposures if it is past due more than 7 days). The Group counts the number of days past due from the earliest date on which the Group fails to fully receive the contractual payments from the borrower, and does not take into account any grace period granted to the borrower.
The Group regularly reviews the criteria for determining if there has been a significant increase in credit risk from the following perspective:

•	A significant increase in credit risk shall be identified prior to the occurrence of default.

•	The criteria established to judge the significant increase in credit risk shall have a more predictive power than the criteria for days of delinquency.

•
As a result of applying the judgment criteria, management would not expect frequent movement between the
12-month
expected credit loss accumulation target and the entire period expected credit loss accumulation target.

i-2)
Modified financial assets
If the contractual cash flows on a financial asset have been modified through renegotiation and the financial asset is not derecognized, the Group assesses whether there has been a significant increase in the credit risk of the financial instrument by comparing the risk of a default occurring at initial recognition based on the original, unmodified contractual terms and the risk of a default occurring at the reporting date based on the modified contractual terms.
The Group may adjust the contractual cash flows of loans to customers who are in financial difficulties in order to manage the risk of default and enhance the collectability (hereinafter referred to as ‘debt restructuring’). These adjustments generally involve extension of maturity, changes in interest payment schedule, and changes in other contractual terms.
Debt restructuring is a qualitative indicator of a significant increase in credit risk and the Group recognizes lifetime expected credit losses for the exposure expected to be the subject of such adjustments. If a borrower faithfully makes payments of contractual cash flows that are modified in accordance with the debt restructuring or if the borrower’s internal credit rating has recovered to the level prior to the recognition of the lifetime expected credit losses, the Group recognizes the
12-month
expected credit losses for that exposure again.
i-3)
Risk of default
The Group considers a financial asset to be in default if it meets one or more of the following conditions:

•	If a borrower is overdue 90 days or more from the contractual payment date,

•	If the Group judges that it is not possible to recover principal and interest without enforcing the collateral on a financial asset
The Group uses the following indicators when determining whether a borrower is in default:

•	Qualitative factors (e.g. breach of contractual terms),

•
Quantitative factors (e.g. if the same borrower does not perform more than one payment obligations to the Group, the number of days past due per payment obligation. However, in the case of a specific portfolio, the Group uses the number of days past due for each financial instrument),

•	Internal observation data and external data
The definition of default applied by the Group generally conforms to the definition of default defined for regulatory capital management purposes; however, depending on the situations, the information used to determine whether a default has occurred and the extent thereof may vary.

i-4)
Reflection of forward-looking information
The Group reflects future forward-looking information presented by a group of internal experts based on various information when measuring expected credit losses. The Group utilizes economic forecasts disclosed by domestic and foreign research institutes, governments, and public institutions to predict forward-looking information.
The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.
The Group analyzed data from its past experience, derived correlations between major macroeconomic variables and credit risks required for predicting credit risk and credit loss for each portfolio, and then reflected future forecast information through regression estimation. To reflect external and internal economic uncertainties, the Group has incorporated the final forward-looking information by reviewing an additional worst-case scenario along with the three existing scenarios of upside, central and downside.
For the years ended December 31, 2024 and 2025, macroeconomic variables used by the Group are as follows for each scenario.
<December 31, 2024>
① Upside scenario

Major variables (*1), (*2), (*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	1.5	2.4	3.2	2.8
Private consumption index (YoY %)	(-)	1.2	1.6	2.5	2.6	2.5
Facility investment growth rate (YoY %)	(-)	4.9	4.4	6.5	1.2	3.5
Consumer price index growth rate (%)	(+)	1.6	2.2	2.4	2.4	2.3
Balance on current account (100 million dollars)	(-)	220.0	210.0	190.0	180.0	200.0
Government bond 3y yields (%)	—	2.8	3.1	3.2	3.2	3.2
② Central scenario

Major variables (*1), (*2), (*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	1.2	2.0	2.4	2.2
Private consumption index (YoY %)	(-)	1.2	1.3	2.1	2.0	1.8
Facility investment growth rate (YoY %)	(-)	4.9	4.0	5.8	0.8	2.5
Consumer price index growth rate (%)	(+)	1.6	1.9	2.1	2.1	2.0
Balance on current account (100 million dollars)	(-)	200.0	190.0	170.0	160.0	180.0
Government bond 3y yields (%)	—	2.8	2.9	2.9	3.0	2.9

③ Downside scenario

Major variables (*1), (*2), (*3)	Correlation between credit risks	2024.4Q	2025
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	0.8	1.4	1.7	1.0
Private consumption index (YoY %)	(-)	1.2	0.9	1.5	1.1	0.6
Facility investment growth rate (YoY %)	(-)	4.9	2.8	4.5	0.2	1.3
Consumer price index growth rate (%)	(+)	1.6	1.6	1.8	1.8	1.7
Balance on current account (100 million dollars)	(-)	170.0	160.0	140.0	120.0	130.0
Government bond 3y yields (%)	—	2.8	2.8	2.7	2.4	2.2
④ Worst scenario

Major variables (*1), (*2), (*4)	Correlation between credit risks	Economic Crisis for 1 year

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	6.2

(*1)
As a result of examining the correlation between each variable, the Group applied key variables to reflect the final future economic outlook. Shinhan Bank applied key variables such as GDP growth rate, current account balance, and
3-year
government bond yield, while Shinhan Card Co., Ltd. applied key variables such as GDP growth rate. In addition to the table above, the Group has selected macroeconomic indicators such as KOSPI index.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Reflected considering the foreign exchange crisis.

<December 31, 2025>
① Upside scenario

Major variables (*1), (*2), (*3)	Correlation between credit risks	2025.4Q	2026
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.5	2.9	2.8	2.0	2.0
Private consumption index (YoY %)	(-)	1.9	3.2	3.3	2.2	2.0
Facility investment growth rate (YoY %)	(-)	(1.7)	1.9	4.6	2.2	1.7
Consumer price index growth rate (%)	(+)	2.4	2.1	2.1	2.2	2.2
Balance on current account (100 million dollars)	(-)	300.0	220.0	230.0	240.0	260.0
Government bond 3y yields (%)	—	2.8	2.6	2.6	2.7	2.7
② Central scenario
Major variables (*1), (*2), (*3)	Correlation between credit risks	2025.4Q	2026
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.5	2.4	2.1	1.3	1.3
Private consumption index (YoY %)	(-)	1.9	2.7	2.6	1.2	1.2
Facility investment growth rate (YoY %)	(-)	(1.7)	1.3	3.9	1.8	1.0
Consumer price index growth rate (%)	(+)	2.4	1.6	1.8	2.0	2.0
Balance on current account (100 million dollars)	(-)	300.0	210.0	220.0	230.0	250.0
Government bond 3y yields (%)	—	2.8	2.3	2.4	2.4	2.5
③ Downside scenario

Major variables (*1), (*2), (*3)	Correlation between credit risks	2025.4Q	2026
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.5	1.6	1.0	0.3	0.3
Private consumption index (YoY %)	(-)	1.9	1.4	1.0	0.4	0.5
Facility investment growth rate (YoY %)	(-)	(1.7)	(0.1)	2.4	1.2	0.4
Consumer price index growth rate (%)	(+)	2.4	1.6	1.7	1.8	1.8
Balance on current account (100 million dollars)	(-)	300.0	190.0	200.0	210.0	230.0
Government bond 3y yields (%)	—	2.8	2.1	1.9	1.6	1.7
④ Worst scenario

Major variables (*1), (*2), (*4)	Correlation between credit risks	Economic Crisis for 1 year

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	4.6

(*1)
As a result of examining the correlation between each variable, the Group applied key variables to reflect the final future economic outlook. Shinhan Bank applied key variables such as GDP growth rate, current account balance, and
3-year
government bond yield, while Shinhan Card Co., Ltd. applied key variables such as GDP growth rate. In addition to the table above, the Group has selected macroeconomic indicators such as unemployment rate.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Reflected considering the foreign exchange crisis.
The predicted correlations between the macroeconomic variables and the risk of default, used by the Group, are derived based on long-term data over the past ten years.
Since 2020, the Group has been implementing various policy support measures in response to the economic downturn caused by
COVID-19.
The Group manages the credit risk through classifying borrowers in moratorium of interest payments and moratorium of repayment that is one of the financial relief programs into Stage2 to reflect the impact of potential insolvency. In addition, credit risk is managed through additional expected loss assessments for non-retail
and retail SOHO loans of borrowers holding the relevant loans, extended maturity loans and estimated loss loans from financial support programs. The Group has considered multiple economic scenarios in applying forward-looking information to measure the expected credit losses. Assuming a 100% weighting for each of the Upside, Central, Downside, and Worst scenarios, with all other assumptions held constant, the sensitivity of the Group’s provision for expected credit losses is not significant for the years ended December 31, 2024 and 2025.
i-5)
Measurement of expected credit losses
Key variables used in measuring expected credit losses are as follows:

•	Probability of default (“PD”)

•	Loss given default (“LGD”)

•	Exposure at default (“EAD”)
These variables have been estimated from historical experience data by using the statistical techniques developed internally by the Group and have been adjusted to reflect forward-looking information.
Estimates of PD over a specified period are estimated by reflecting characteristics of counterparties and their exposure, based on a statistical model at a specific point of time. The Group uses its own information to develop a statistical credit assessment model used for the estimation, and additional information observed in the market is considered for some portfolios such as a group of large corporates. When a counterparty or exposure is concentrated in specific grades, the method of measuring PD for those grades is adjusted, and the PD for each rating grade is estimated by taking into account the contractual maturity of the exposure.
LGD refers to the expected loss in the event of a default. The Group calculates LGD based on the experience recovery rate measured from past default exposures. The model for measuring LGD is developed to reflect type of collateral, seniority of collateral, type of borrower, and cost of recovery. In particular, LGD for retail loan products uses loan to value (LTV) as a key variable. The recovery rate reflected in the LGD calculation is based on the present value of recovery amount, discounted at the effective interest rate.

EAD refers to the expected exposure at the time of default. The Group derives EAD reflecting a rate at which the current exposure is expected to be used additionally up to the point of default within the contractual limit. EAD of financial assets is equal to the total carrying amount of the assets, and EAD of loan commitments or financial guarantee contracts is calculated as the sum of the amount expected to be used in the future.
In measuring expected credit losses on financial assets, the Group uses the contractual maturity as the period subject to expected credit loss measurement. The contractual maturity is computed taking into account the extension right held by the borrower.
Risk factors of PD for each reporting period, and those of LGD and EAD, are collectively estimated according to the following criteria:

•	Type of products

•	Internal credit risk rating

•	Type of collateral

•	Loan to value (“LTV”)

•	Industry that the borrower belongs to

•	Location of the borrower or collateral

•	Days of delinquency
The criteria for classifying groups is periodically reviewed to maintain homogeneity of the group and adjusted if necessary. The Group uses external benchmark information to supplement internal information for a particular portfolio that did not have sufficient internal data accumulated from the past experience.
i-6)
Write-off
of financial assets
The Group writes off a portion of or entire loan or debt security that is not expected to receive its principal and interest. In general, the Group conducts write-off
when it is deemed that the borrower has no sufficient resources or income to repay the principal and interest. The decision to write off follows the internal regulations of the Group and, if necessary, is carried out after obtaining approval from external institutions. Apart from write-off,
the Group may continue to exercise its right of collection under its own recovery policy even after the write-off
of financial assets.
ii) Maximum exposure to credit risk
Exposure to credit risk is related to due from banks, loans, investments in debt securities, derivative transactions, off-balance
sheet items such as loan commitment. The exposures of due from banks and loans are classified into government, bank, corporation or retail based on the exposure classification criteria of Basel III credit risk weights, and the net carrying amount, excluding deductible items such as provisions, is presented as the maximum amount that can be exposed by credit risk.

The details of the maximum exposure to credit risk for financial instruments held as of December 31, 2024 and 2025 are as follows:

	2024		2025
Due from banks and loans at amortized cost (*1), (*3):
Banks	~~W~~	14,058,051	12,658,709
Retail		199,809,576	208,308,298
Government/Public sector/Central bank		27,228,308	26,417,332
Corporations		218,713,457	226,554,125
Card receivable		27,714,596	27,695,043

		487,523,988	501,633,507

Due from banks and loans at FVTPL (*3):
Banks		134,609	169,972
Corporations		1,780,787	1,286,144

		1,915,396	1,456,116

Securities at FVTPL		67,134,121	71,727,860
Securities at FVOCI		92,016,210	101,282,906
Securities at amortized cost (*1)		33,315,999	31,944,368
Derivative assets		10,279,257	7,153,950
Other financial assets (*1), (*2)		23,116,960	43,323,340
Guarantee contracts		22,509,195	26,221,968
Loan commitments and other credit liabilities		218,980,794	220,317,053

	~~W~~	956,791,920	1,005,061,068

(*1)
The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are the net carrying amount after deducting the allowance for credit losses.

(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).

iii) The maximum exposure to credit risk of loans among financial instruments held as of December 31, 2024 and 2025, by type of collateral is as follows:

	2024
Classification	12-month expected credit losses		Lifetime expected credit losses		Total
			Non-impaired	Impaired
Guarantee	~~W~~	55,422,696	11,872,362	450,079	67,745,137
Deposits and Savings		2,508,238	401,970	4,971	2,915,179
Property and equipment		1,576,438	367,086	4,154	1,947,678
Real estate		170,210,822	26,682,978	528,200	197,422,000
Securities		1,846,531	155,761	—	2,002,292
Others		7,687	—	—	7,687

Total	~~W~~	231,572,412	39,480,157	987,404	272,039,973

	2025
Classification	12-month expected credit losses		Lifetime expected credit losses		Total
			Non-impaired	Impaired
Guarantee	~~W~~	60,850,725	9,781,605	411,985	71,044,315
Deposits and Savings		2,825,303	399,325	2,570	3,227,198
Property and equipment		1,603,758	518,626	4,068	2,126,452
Real estate		185,544,412	28,636,383	721,919	214,902,714
Securities		2,363,043	78,110	34,083	2,475,236
Others		12,414	2,000	—	14,414

Total	~~W~~	253,199,655	39,416,049	1,174,625	293,790,329

iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2024 and 2025 are as follows:

	2024
	12-month expected credit losses			Lifetime expected credit losses			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	11,740,875	2,027,427	254,625	60,114	—	14,083,041	(24,990)	14,058,051	27,874
Retail		177,166,099	6,397,386	11,714,193	4,387,929	1,198,594	200,864,201	(1,054,625)	199,809,576	151,610,129
Government/Public sector/ Central bank		25,118,226	2,030,126	83,783	49	—	27,232,184	(3,876)	27,228,308	2,500
Corporations		117,893,181	55,345,067	20,324,015	25,633,821	1,880,868	221,076,952	(2,363,495)	218,713,457	117,575,757
Card receivable		21,631,071	2,974,287	1,170,078	2,436,456	642,991	28,854,883	(1,140,287)	27,714,596	18,881

		353,549,452	68,774,293	33,546,694	32,518,369	3,722,453	492,111,261	(4,587,273)	487,523,988	269,235,141

Securities at FVOCI (*)		83,218,889	8,736,563	10,034	50,724	—	92,016,210	—	92,016,210	—
Securities at amortized cost		31,103,200	2,219,343	—	3,644	—	33,326,187	(10,188)	33,315,999	—

	~~W~~	467,871,541	79,730,199	33,556,728	32,572,737	3,722,453	617,453,658	(4,597,461)	612,856,197	269,235,141

	2025
	12-month expected credit losses			Lifetime expected credit losses			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	11,039,981	1,445,815	183,147	121	—	12,669,064	(10,355)	12,658,709	171
Retail		188,215,501	6,674,522	9,227,654	3,991,054	1,252,699	209,361,430	(1,053,132)	208,308,298	162,423,106
Government/Public sector/ Central bank		23,669,547	2,468,610	290,730	11	—	26,428,898	(11,566)	26,417,332	2,597
Corporations		121,819,093	56,460,975	22,692,064	25,790,138	2,091,404	228,853,674	(2,299,549)	226,554,125	126,763,442
Card receivable		20,649,246	4,449,746	1,060,430	1,976,109	481,682	28,617,213	(922,170)	27,695,043	18,139

		365,393,368	71,499,668	33,454,025	31,757,433	3,825,785	505,930,279	(4,296,772)	501,633,507	289,207,455

Securities at FVOCI (*)		90,408,440	10,847,635	—	26,831	—	101,282,906	—	101,282,906	—
Securities at amortized cost		30,031,575	1,921,484	—	—	—	31,953,059	(8,691)	31,944,368	—

	~~W~~	485,833,383	84,268,787	33,454,025	31,784,264	3,825,785	639,166,244	(4,305,463)	634,860,781	289,207,455

(*)
Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to
~~W~~
38,346 million and
~~W~~
60,301 million as of December 31, 2024 and 2025.

v) Credit risk exposures per credit grade of
off-balance
sheet items
The credit risk exposure for
off-balance
sheet items such as guarantees, loan commitments, and other credit-related liabilities as of December 31, 2024 and 2025 are as follows:

	2024
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit losses	~~W~~	19,212,434	2,786,804	—	21,999,238
Lifetime expected credit losses		361,440	127,153	—	488,593
Impaired		—	—	21,364	21,364

		19,573,874	2,913,957	21,364	22,509,195

Loan commitment and other credit line:
12-month expected credit losses		183,928,715	21,687,932	—	205,616,647
Lifetime expected credit losses		10,370,570	2,988,286	—	13,358,856
Impaired		—	—	5,291	5,291

		194,299,285	24,676,218	5,291	218,980,794

	~~W~~	213,873,159	27,590,175	26,655	241,489,989

	2025
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit losses	~~W~~	20,555,651	4,535,466	—	25,091,117
Lifetime expected credit losses		964,695	154,378	—	1,119,073
Impaired		—	—	11,778	11,778

		21,520,346	4,689,844	11,778	26,221,968

Loan commitment and other credit line:
12-month expected credit losses		185,899,148	22,774,387	—	208,673,535
Lifetime expected credit losses		8,896,231	2,642,174	—	11,538,405
Impaired		—	—	105,113	105,113

		194,795,379	25,416,561	105,113	220,317,053

	~~W~~	216,315,725	30,106,405	116,891	246,539,021

vi) Credit qualities are classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Individuals	Probability of default below 2.25% for each pool	Probability of default 2.25% or above for each pool
Government/Public agency/Central bank	OECD sovereign credit rating of 6 or above	OECD sovereign credit rating of below 6
Banks and Corporations (Including card receivables)	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+
Card receivables (Individuals)	Behavior scoring system of 7 grade or above	Behavior scoring system of below 7 grade
vii) Credit risk exposures per credit quality of derivative assets
Credit risk exposures per credit quality of derivative assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Grade 1	~~W~~	9,578,458	6,797,321
Grade 2		700,799	356,629

	~~W~~	10,279,257	7,153,950

(*)	Credit quality of derivative assets is classified based on the internal credit ratings.

viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instruments, net of allowance, as of December 31, 2024 and 2025 are as follows:

	2024
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,303,730	1,284,361	624,468	334,073	354,583	1,295,863	1,633,954	2,227,019	14,058,051
Retail		185,102,271	506,525	7,064	5,165,687	3,399	4,391,692	2,002,467	2,630,471	199,809,576
Government/Public sector/Central bank		21,716,534	1,018,284	—	1,914,100	197,042	334,366	360,451	1,687,531	27,228,308
Corporations		189,219,966	5,203,409	789,820	7,075,869	218,422	4,533,648	3,125,771	8,546,552	218,713,457
Card receivable		27,356,847	12,469	528	2,992	330	274,884	42,310	24,236	27,714,596

		429,699,348	8,025,048	1,421,880	14,492,721	773,776	10,830,453	7,164,953	15,115,809	487,523,988

Deposits and loans at FVTPL
Banks		99,159	35,450	—	—	—	—	—	—	134,609
Corporations		1,457,224	163,511	—	15,402	—	5,193	—	139,457	1,780,787

		1,556,383	198,961	—	15,402	—	5,193	—	139,457	1,915,396

Securities at FVTPL		61,955,771	3,321,700	377,462	135,194	2,564	—	7,144	1,334,286	67,134,121
Derivative assets		8,199,726	687,950	41,218	152,555	274,786	3,201	1,613	918,208	10,279,257
Securities at FVOCI		81,294,290	5,367,178	441,203	564,635	35,026	50,368	708,567	3,554,943	92,016,210
Securities at amortized cost		31,113,242	207,817	—	499,988	—	761,386	116,944	616,622	33,315,999

		613,818,760	17,808,654	2,281,763	15,860,495	1,086,152	11,650,601	7,999,221	21,679,325	692,184,971

Off-balance sheet items
Guarantees		20,517,889	579,426	250,938	44,186	9,663	199,535	511,891	395,667	22,509,195
Loan commitments and other liabilities related to credit		206,833,657	1,873,831	290,909	352,256	87,212	2,187,736	2,158,798	5,196,395	218,980,794

	~~W~~	227,351,546	2,453,257	541,847	396,442	96,875	2,387,271	2,670,689	5,592,062	241,489,989

	2025
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	4,934,110	1,409,928	479,051	278,851	363,081	933,820	1,078,467	3,181,401	12,658,709
Retail		192,492,848	595,218	8,021	5,464,414	3,807	5,054,569	1,817,292	2,872,129	208,308,298
Government/Public sector/Central bank		15,993,867	5,354,336	—	2,137,190	178,022	403,760	303,764	2,046,393	26,417,332
Corporations		193,530,841	5,498,636	1,300,654	8,202,921	206,108	4,729,918	3,476,094	9,608,953	226,554,125
Card receivable		27,359,956	13,936	477	3,273	339	237,884	50,429	28,749	27,695,043

		434,311,622	12,872,054	1,788,203	16,086,649	751,357	11,359,951	6,726,046	17,737,625	501,633,507

Deposits and loans at FVTPL
Banks		129,110	40,862	—	—	—	—	—	—	169,972
Corporations		1,135,383	83,254	—	14,424	—	4,133	—	48,950	1,286,144

		1,264,493	124,116	—	14,424	—	4,133	—	48,950	1,456,116

Securities at FVTPL		65,274,393	3,720,780	861,745	147,328	7,399	12,012	11,839	1,692,364	71,727,860
Derivative assets		5,776,528	480,953	17,518	153,496	112,892	6,618	7,791	598,154	7,153,950
Securities at FVOCI		87,212,394	7,104,105	788,292	771,151	116,116	42,978	779,447	4,468,423	101,282,906
Securities at amortized cost		30,100,982	206,599	—	432,067	—	465,350	96,367	643,003	31,944,368

		623,940,412	24,508,607	3,455,758	17,605,115	987,764	11,891,042	7,621,490	25,188,519	715,198,707

Off-balance sheet items
Guarantees		23,442,408	802,192	273,331	38,669	26,576	202,498	734,356	701,938	26,221,968
Loan commitments and other liabilities related to credit		210,218,685	1,546,770	270,460	572,774	126,187	2,387,567	1,064,500	4,130,110	220,317,053

	~~W~~	233,661,093	2,348,962	543,791	611,443	152,763	2,590,065	1,798,856	4,832,048	246,539,021

(*)	The amounts by geographic location are presented as the net carrying amount after deducting allowances for loan losses.

ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instruments, net of allowance, as of December 31, 2024 and 2025 is as follows:

	2024
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	13,495,577	—	—	—	—	—	562,474	—	14,058,051
Retail		—	—	—	—	—	—	—	199,809,576	199,809,576
Government/Public sector/Central bank		27,042,097	—	—	—	—	—	186,211	—	27,228,308
Corporations		22,485,184	62,200,259	23,447,863	47,109,684	5,409,739	6,735,852	51,324,876	—	218,713,457
Card receivable		81,613	323,992	288,452	65,256	51,107	20,277	1,189,255	25,694,644	27,714,596

		63,104,471	62,524,251	23,736,315	47,174,940	5,460,846	6,756,129	53,262,816	225,504,220	487,523,988

Due from banks and loans at FVTPL
Banks		35,450	—	—	—	99,159	—	—	—	134,609
Corporations		859,295	391,667	301,658	149,652	10,000	—	68,515	—	1,780,787

		894,745	391,667	301,658	149,652	109,159	—	68,515	—	1,915,396

Securities at FVTPL		34,194,979	3,634,273	1,286,997	2,149,229	304,020	136,364	25,428,259	—	67,134,121
Derivative assets		8,305,868	1,263,951	26,101	39,698	6,003	1,616	634,051	1,969	10,279,257
Securities at FVOCI		35,854,914	2,636,678	712,936	1,790,042	1,056,603	12,160	49,952,877	—	92,016,210
Securities at amortized cost		9,761,249	19,984	—	539,416	260,379	—	22,734,971	—	33,315,999

		152,116,226	70,470,804	26,064,007	51,842,977	7,197,010	6,906,269	152,081,489	225,506,189	692,184,971

Off-balance sheet items
Guarantees		3,733,957	11,712,348	3,548,909	92,172	179,255	115,827	3,113,748	12,979	22,509,195
Loan commitments and other liabilities related to credit		18,218,204	34,199,306	10,324,128	4,325,044	2,408,759	531,832	20,644,317	128,329,204	218,980,794

	~~W~~	21,952,161	45,911,654	13,873,037	4,417,216	2,588,014	647,659	23,758,065	128,342,183	241,489,989

	2025
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	12,359,288	—	—	—	—	—	299,421	—	12,658,709
Retail		—	—	—	—	—	—	—	208,308,298	208,308,298
Government/Public sector/Central bank		26,140,603	—	—	—	—	—	276,729	—	26,417,332
Corporations		22,523,203	63,353,165	23,759,226	47,411,346	5,764,311	7,205,522	56,537,352	—	226,554,125
Card receivable		78,300	330,944	274,289	75,757	48,900	28,196	1,329,882	25,528,775	27,695,043

		61,101,394	63,684,109	24,033,515	47,487,103	5,813,211	7,233,718	58,443,384	233,837,073	501,633,507

Due from banks and loans at FVTPL
Banks		40,862	—	—	—	99,327	—	29,783	—	169,972
Corporations		575,478	399,668	3,004	156,286	—	—	151,708	—	1,286,144

		616,340	399,668	3,004	156,286	99,327	—	181,491	—	1,456,116

Securities at FVTPL		35,054,770	3,090,284	1,399,374	3,087,667	242,695	29,279	28,823,791	—	71,727,860
Derivative assets		6,068,491	829,304	13,573	19,948	2,272	329	219,516	517	7,153,950
Securities at FVOCI		45,699,181	2,242,382	465,133	1,733,913	749,831	22,340	50,370,126	—	101,282,906
Securities at amortized cost		7,108,253	9,985	—	843,938	280,851	—	23,701,341	—	31,944,368

		155,648,429	70,255,732	25,914,599	53,328,855	7,188,187	7,285,666	161,739,649	233,837,590	715,198,707

Off-balance sheet items
Guarantees		5,659,966	12,554,311	3,633,251	290,565	214,178	60,372	3,808,447	878	26,221,968
Loan commitments and other liabilities related to credit		18,227,705	31,211,151	10,863,979	6,914,971	2,269,120	444,003	20,103,475	130,282,649	220,317,053

	~~W~~	23,887,671	43,765,462	14,497,230	7,205,536	2,483,298	504,375	23,911,922	130,283,527	246,539,021

(*)	The amounts by industry sector are presented as the net carrying amount after deducting allowances for loan losses.

(c)	Market risk
i) Market risk management from trading positions

i-1)	Concept of Market risk
Market risk is defined as the risk of loss of trading account position of financial institutions due to changes on market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks. Structural foreign exchange positions refer to foreign exchange positions that, with the approval of the Governor of the Financial Supervisory Service, are excluded from the calculation of market risk regulatory capital, relating to amounts invested in foreign currencies such as capital contributions to overseas branches and Capital A
(Gap-gi-geum).

i-2)	Market Risk Management Method
The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risk within a certain level. To this end, the Group sets and operates VaR limits, investment limits, position limits, sensitivity limits, and loss limits from the portfolio to individual desks. These limits are managed daily by the department in charge of risk management, independent from the operating department.
Trading positions refer to all transactions for holding purposes such as short-term resale, profit seeking through short-term price fluctuations, risk-free arbitrage, and risk hedging. Trading positions refer to securities, foreign exchange positions, and derivative financial instruments held for the purpose of obtaining short-term trading gains. As a method of measuring market risk, VaR (Value at Risk) is typical, and it is a statistical measurement of the potential maximum loss that can occur due to changes in market conditions. VaR calculates the standardized approach market risk using the Group Market Risk Measurement System, and Shinhan Bank calculates the standardized approach market risk using its own model market risk calculation system. The Group and Shinhan Bank exclude structural foreign exchange positions, approved by the Governor of the Financial Supervisory Service, from the calculation of market risk under the standardized approach. Shinhan Securities Co., Ltd. uses its own market risk calculation system to calculate historical simulation VaR and the Group market risk system to calculate standardized approach market risk.
Stress tests are conducted to supplement risk measurement by statistical methods and to manage losses that may arise from rapid changes in the economic environment.
Shinhan Bank measures the risk of trading account products by applying market risk standardized approach. The trading account calculates market risk if it is for holding purposes such as short-term resale, profit seeking through short-term price fluctuations, risk-free arbitrage, and risk hedging. The standardized approach is a risk calculation methodology proposed by the Basel Committee on Banking Supervision (BCBS) of the Bank for International Settlements (BIS). In Korea, the Basel III standards for market risk have been incorporated into the Detailed Regulations on Banking Supervision since 2023, and the Group complies with these regulations. Under the Basel III standardized approach, market risk is calculated by aggregating sensitivity risk, default risk, and residual risk. Sensitivity risk measures coverage of general interest rates, credit spreads, stocks, commodity, delta and vega of foreign exchange, and curvature. Delta refers to the change in product value due to changes in the price of the underlying asset, and vega refers to the change in product value due to changes in the volatility of the underlying asset. Curvature is defined as a loss that exceeds the delta risk in the event of an upward or downward shock to the underlying asset. Sensitivity risk is designed to measure both linear and non-linear
risks of factors affecting value fluctuations regardless of the characteristics of the product. Default risk measures the discrete default risk of the underlying asset that cannot be captured in sensitivity risk. Complete offsetting between purchase and sale exposures of the same borrower is possible. Residual risk is a concept that calculates additional risk because sensitivity risk and default risk are not accurately measured when there is a special profit/loss structure or the underlying asset is special.
Trading position data is automatically interfaced into management system, and the system conducts VaR measurement and manages the limit. In addition, Shinhan Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.
Shinhan Securities Co., Ltd. measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. It also measures market risk standardized approach to ensure consistent market risk management at the Group level. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear
products, such as options, in details. In addition to the VaR limit, Shinhan Securities Co., Ltd. sets and manages issuance and transaction limit, and stop-loss limit for each department.
The Group’s market risk regulatory capital for trading positions under the Basel III revised standardized approach as of December 31, 2024 and 2025 is as follows:

	2024		2025
Sensitivity risk
GIRR (*1)	~~W~~	257,705	219,512
CSR-Non-Securitized (*2)		565,017	465,046
CSR-Securitized (Non-CTP)		91,048	56,804
CSR-Non-Securitized (CTP)		508	141
Stock		210,850	92,207
Foreign (*3)		389,673	435,255
Commodity		2,829	4,293

		1,517,630	1,273,258

Default risk
Non-Securitized		—	186,037
Securitized (Excluding CTP)		121,146	103,363
Securitized (CTP)		596	251

		121,742	289,651

Residual risk		9,547	8,508

	~~W~~	1,648,919	1,571,417

(*1)
GIRR (General Interest Rate Risk): General interest rate risk, a concept that measures the risk of loss due to changes in the risk-free interest rate. In general, if the maturity is long and the value changes fluctuates a lot due to interest rate changes, the risk value is calculated to be large.

(*2)
CSR (Credit Spread Risk): Credit spread risk, a concept that measures the risk of value fluctuations as credit spreads fluctuate independently of the risk-free interest rate for products with inherent credit risk.

(*3)	Calculated by excluding structural foreign exchange positions approved by the Governor of the Financial Supervisory Service.
i-3)
Shinhan Bank
Shinhan Bank’s market risk regulatory capital for trading positions under the Basel III revised standardized approach as of December 31, 2024 and 2025 is as follows:

	2024		2025
Sensitivity risk
GIRR (*1)	~~W~~	116,501	126,382
CSR-Non-Securitized (*2)		129,603	148,185
CSR-Securitized (Non-CTP) (*3)		27,930	25,290
Stock		28,582	25,676
Foreign (*4)		368,999	454,808
Commodity		199	287

		671,814	780,628

Default risk
Non-Securitized		98,699	111,847
Securitized (Excluding CTP)		60,866	58,280

		159,565	170,127

Residual risk		2,984	4,576

	~~W~~	834,363	955,331

(*1)	GIRR: General Interest Rate Risk
(*2)	CSR: Credit Spread Risk
(*3)	CTP: Correlation Trading Portfolio
(*4)	Calculated by excluding structural foreign exchange positions approved by the Governor of the Financial Supervisory Service.
i-4)
Shinhan Card Co., Ltd.
Shinhan Card Co., Ltd.’s market risk regulatory capital for trading positions as of December 31, 2024 and 2025 under the standardized approach prescribed by the Financial Supervisory Service is as follows:

	2024		2025
Interest rate risk (*)	~~W~~	2,551	2,700

(*)	Foreign subsidiaries are excluded from the calculation.

i-5)
Shinhan Securities Co., Ltd.
The VaR of Shinhan Securities Co., Ltd.’s trading positions as of December 31, 2024 and 2025 is as follows:

	2024		2025
Interest rate risk	~~W~~	15,662	14,058
Stock price risk		14,321	33,180
Foreign exchange risk		30,310	23,847
Option volatility risk		42,703	9,381
Portfolio diversification effect		(41,549)	(36,966)

	~~W~~	61,447	43,500

i-6)
Shinhan Life Insurance Co., Ltd.
The VaR of Shinhan Life Insurance Co., Ltd.’s trading positions as of December 31, 2024 and 2025 is as follows:

	2024		2025
Interest rate risk	~~W~~	683	145
Stock price risk		11,523	17,365
Foreign exchange risk		55,467	69,913
Option volatility risk		559	128

	~~W~~	68,232	87,551

(*)
The market risk exposure for performance dividend-type assets held is
~~W~~
4,956,743 million and
~~W~~
5,687,547 million as of December 31, 2024 and 2025
,
respectively, and the minimum guaranteed risk amount that could result in an impact on the Group calculated using the internal shock scenario method as of the end of the reporting period is
~~W~~
280,577 million and
~~W~~
264,326 million as of December 31, 2024 and 2025
,
respectively.

ii) Interest rate risk management from
non-trading
positions
ii-1)
Principle
Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. The Group manages changes in net interest income or net asset value that occur due to changes in interest rates by early predicting the factors of interest rate risk fluctuation related to the Group’s net interest income and net asset value through the interest rate risk management.
ii-2)
Managements
The Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.

One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net interest income calculation for the immediately following one-year
period, in each case, as a result of negative movements in interest rates.
Each subsidiary’s interest rate risk measurement method varies depending on industry-specific regulations. However, interest rate VaR and interest rate EaR are measured using internal methodologies or IRRBB (Interest Rate Risk in the Banking Book). Interest rate risk limits are set based on interest rate VaR and monitored accordingly. In accordance with the amendments to the Detailed Enforcement Rules of the Financial Holding Companies Supervisory Regulations, the Group measures its interest rate risk using the standardized approach of IRRBB under Basel III, which measures interest rate risk more precisely than the existing BIS standard framework by segmenting interest rate maturities, reflecting customer behavior models, and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate EaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario is applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB (e.g. (KRW) Parallel ± 225bp, Short Term ± 350bp, Long Term ± 225bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 225bp). In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as Δ EVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.
Since impacts of each subsidiary on changes of interest rates are differentiated by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.
In particular, through its ALM (Asset and Liability Management) system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and NPV (Net Present Value) and NII (Net Interest Income) simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate EaR (Earnings at Risk) limits and interest rate gap ratio limits.
ii-3)
The details of interest rate VaR and EaR for major subsidiaries as of December 31, 2024 and 2025 are as follows:
① Shinhan Bank

	2024		2025
ΔEVE (*1)	~~W~~	1,508,514	1,399,226
ΔNII (*2)		406,207	255,874
② Shinhan Card Co., Ltd.

	2024		2025
ΔEVE (*1)	~~W~~	990,898	824,951
ΔNII (*2)		600,681	587,147

③ Shinhan Securities Co., Ltd.

	2024		2025
ΔEVE (*1)	~~W~~	252,625	202,411
ΔNII (*2)		418,741	280,082
④ Shinhan Life Insurance Co., Ltd.

	2024		2025
ΔEVE (*1)	~~W~~	3,848,473	2,847,851
ΔNII (*2)		44,525	30,124

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.
iii) Foreign exchange risk
Exposure to foreign exchange risk can be defined as the difference (net position) between assets and liabilities presented in foreign currency, including derivative financial instruments linked to foreign exchange rate. Foreign exchange risk is a factor that causes market risk of the trading position and is managed by the Group under the market risk management system.
The management of Shinhan Bank’s foreign exchange position is centralized at the S&T Center. The desks and dealers of this department manage the overall position of spot foreign exchange or foreign exchange derivatives within the established market risk and foreign exchange position limits. Shinhan Bank sets a limit for net open positions by currency and the limits for currencies other than the U.S. dollars (USD), Japanese yen (JPY), Euros (EUR) and Chinese yuan (CNY) are set in order to minimize exposures from the other foreign exchange trading.

Foreign currency denominated assets and liabilities as of December 31, 2024 and 2025 are as follows:

	2024
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	12,337,661	2,952,548	263,878	731,304	5,387,372	21,672,763
Due from banks at FVTPL		35,450	—	—	—	—	35,450
Loans at FVTPL		275,434	—	28,229	—	19,899	323,562
Loan at amortized cost		25,948,190	13,073,162	1,832,150	4,873,899	15,186,486	60,913,887
Securities at FVTPL		6,687,351	133,864	852,382	4,124	726,565	8,404,286
Derivative assets		1,568,025	4,578	232,197	1,987	98,297	1,905,084
Securities at FVOCI		10,334,842	171,177	521,289	681,404	2,536,312	14,245,024
Securities at amortized cost		340,153	500,269	—	117,008	1,381,765	2,339,195
Other financial assets		5,471,934	1,264,209	197,766	355,004	830,886	8,119,799

	~~W~~	62,999,040	18,099,807	3,927,891	6,764,730	26,167,582	117,959,050

Liabilities:
Deposits	~~W~~	28,517,193	15,642,126	1,194,240	5,245,526	15,132,335	65,731,420
Financial liabilities at FVTPL		3,117	—	—	—	597,058	600,175
Derivative liabilities		1,513,732	5,297	50,101	1,964	55,052	1,626,146
Borrowings		9,498,518	1,446,603	280,140	544	1,485,415	12,711,220
Debt securities issued		15,926,430	168,566	764,365	—	1,865,788	18,725,149
Financial liabilities designated at FVTPL		804,324	313	—	—	—	804,637
Other financial liabilities		6,432,533	936,178	229,063	652,514	1,061,947	9,312,235

	~~W~~	62,695,847	18,199,083	2,517,909	5,900,548	20,197,595	109,510,982

Net domestic and foreign currency exposure	~~W~~	303,193	(99,276)	1,409,982	864,182	5,969,987	8,448,068
Off-balance derivative exposure		2,433,296	1,085,962	(397,997)	(379,652)	(1,555,122)	1,186,487

Net foreign currency exposure	~~W~~	2,736,489	986,686	1,011,985	484,530	4,414,865	9,634,555

	2025
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	14,268,193	3,024,755	193,635	615,220	5,969,361	24,071,164
Due from banks at FVTPL		40,862	—	—	—	—	40,862
Loans at FVTPL		108,450	—	9,635	—	4,133	122,218
Loan at amortized cost		25,860,570	14,457,433	2,117,346	4,891,534	16,981,548	64,308,431
Securities at FVTPL		8,324,763	137,035	1,012,815	2,750	1,251,785	10,729,148
Derivative assets		815,479	2,217	304,637	881	84,524	1,207,738
Securities at FVOCI		13,004,888	312,632	944,285	743,545	3,314,109	18,319,459
Securities at amortized cost		368,841	432,333	—	96,420	1,140,009	2,037,603
Other financial assets		9,806,303	2,707,262	1,785,518	201,174	1,736,885	16,237,142

	~~W~~	72,598,349	21,073,667	6,367,871	6,551,524	30,482,354	137,073,765

Liabilities:
Deposits	~~W~~	31,663,691	18,053,711	2,208,668	4,903,374	17,057,680	73,887,124
Financial liabilities at FVTPL		—	—	—	—	1,522,071	1,522,071
Derivative liabilities		641,622	5,000	145,204	1,077	74,334	867,237
Borrowings		11,990,792	1,253,386	459,326	6,388	2,240,724	15,950,616
Debt securities issued		13,715,798	426,698	1,985,414	—	1,983,450	18,111,360
Financial liabilities designated at FVTPL		790,960	—	—	—	—	790,960
Other financial liabilities		11,593,718	861,743	911,334	786,180	1,805,791	15,958,766

	~~W~~	70,396,581	20,600,538	5,709,946	5,697,019	24,684,050	127,088,134

Net domestic and foreign currency exposure	~~W~~	2,201,768	473,129	657,925	854,505	5,798,304	9,985,631
Off-balance derivative exposure		2,736,104	425,121	275,984	(1,783)	(2,754,376)	681,050

Net foreign currency exposure	~~W~~	4,937,872	898,250	933,909	852,722	3,043,928	10,666,681

(d)	Liquidity risk
Liquidity risk refers to the risk of unexpected losses (such as the disposal of assets at abnormal prices, high interest-rate financing, etc.) or insolvency due to inconsistency in funding periods between assets and liabilities or a sudden outflow of funds.
Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity by ensuring that it maintains an appropriate level of liquidity through systematic management. At the Group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the inherent crisis, crisis in the external market and a combination of internal and external crisis. Therefore, the Group is monitoring for any anomalies in terms of liquidity in preparation for potential crisis situations during normal times.

In particular, after the bankruptcy of Silicon Valley Bank, the Group has been strengthening its capability to respond to liquidity crises by conducting crisis situation analysis applying bank run scenarios to the banks and savings bank subsidiaries. The Group has established and reviewed emergency funding plans, accordingly.
In addition, in order to
pre-emptively
and comprehensively manage liquidity risk, the Group measures and monitors liquidity risk management using various indices, including the ‘limit management index’, ‘early warning index’ and ‘monitoring index’.
Shinhan Bank applies the following basic principles for liquidity risk management:

•	Raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	Maintain risk at appropriate levels and pre-emptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	Secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	Monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	Conduct periodic contingency analysis to prepare for any potential liquidity crisis and establish and implement emergency plans in the event of a crisis; and

•
Consider liquidity-related costs, benefits and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

Shinhan Card Co., Ltd. sets and operates a level that can withstand a
3-month
credit crunch for
end-of-month
liquidity. The Group defines and manages the level of ‘cautious’, ‘alert’, ‘imminent crisis’, and ‘crisis’ and risk for the real liquidity gap ratio, liquidity buffer ratio, and ratio of ABS (asset backed securities) to borrowings which are major indicators related to liquidity risk. A contingency plan has been established to prepare for a crisis.

The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period as of December 31, 2024 and 2025 are as follows:

	2024 (*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	36,069,005	678,029	293,900	290,070	295,757	3,107,597	40,734,358
Due from banks at FVTPL		—	—	—	—	—	35,450	35,450
Loans at FVTPL		275,263	531,544	136,762	95	660,244	276,599	1,880,507
Loans at amortized cost		37,868,875	54,775,441	69,211,593	99,131,674	145,027,757	123,300,327	529,315,667
Securities at FVTPL		41,515,377	1,066,771	473,077	894,621	8,851,339	20,043,058	72,844,243
Securities at FVOCI		45,714,502	997,618	825,089	2,680,515	10,809,850	32,861,952	93,889,526
Securities at amortized cost		878,077	3,117,274	3,152,468	3,236,438	20,604,654	5,540,522	36,529,433
Other financial assets		18,550,324	58,298	59,159	631,667	599,959	1,975,249	21,874,656

	~~W~~	180,871,423	61,224,975	74,152,048	106,865,080	186,849,560	187,140,754	797,103,840

Liabilities:
Deposits (*2)	~~W~~	217,170,450	49,309,656	56,540,309	77,227,315	30,221,968	1,261,816	431,731,514
Financial liabilities at FVTPL		954,899	—	—	—	—	—	954,899
Borrowings		12,862,532	4,757,090	6,901,957	9,990,468	11,464,431	4,896,426	50,872,904
Debt securities issued		4,859,511	8,927,081	9,122,810	17,273,392	56,429,636	4,046,575	100,659,005
Financial liabilities designated at FVTPL		439,367	861,277	991,871	1,963,789	2,473,275	1,513,662	8,243,241
Investment contract liabilities		106,106	105,788	248,954	375,300	328,874	—	1,165,022
Other financial liabilities		32,314,670	174,388	257,115	587,834	1,351,145	140,254	34,825,406

	~~W~~	268,707,535	64,135,280	74,063,016	107,418,098	102,269,329	11,858,733	628,451,991

Off-balance sheet items (*3):
Guarantee contracts	~~W~~	22,509,195	—	—	—	—	—	22,509,195
Other liabilities related to loan commitments		218,980,794	—	—	—	—	—	218,980,794

	~~W~~	241,489,989	—	—	—	—	—	241,489,989

Derivatives	~~W~~	453,751	(12,670)	(68,634)	6,511	(1,847,862)	(165,170)	(1,634,074)

	2025 (*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	37,051,022	746,364	68,711	19,990	264,095	1,842,716	39,992,898
Due from banks at FVTPL		—	—	—	—	—	40,862	40,862
Loans at FVTPL		84,231	419,312	83	81,094	708,906	126,359	1,419,985
Loans at amortized cost		37,915,506	55,304,875	66,984,277	103,607,758	149,981,848	135,798,359	549,592,623
Securities at FVTPL		51,192,910	1,363,382	748,568	1,297,385	8,919,975	13,075,043	76,597,263
Securities at FVOCI		54,888,016	1,564,045	551,147	1,592,027	13,096,314	31,737,573	103,429,122
Securities at amortized cost		660,221	3,086,876	1,288,192	2,902,604	21,330,649	5,785,213	35,053,755
Other financial assets		38,973,471	96,390	68,338	355,372	510,306	2,044,911	42,048,788

	~~W~~	220,765,377	62,581,244	69,709,316	109,856,230	194,812,093	190,451,036	848,175,296

Liabilities:
Deposits (*2)	~~W~~	231,520,722	54,103,105	54,526,232	84,041,299	30,677,571	2,274,736	457,143,665
Financial liabilities at FVTPL		2,212,215	—	—	—	—	100,272	2,312,487
Borrowings		16,797,623	6,963,957	6,221,726	8,478,193	11,924,157	6,074,035	56,459,691
Debt securities issued		6,230,564	8,486,174	9,202,855	15,052,890	56,411,740	3,889,537	99,273,760
Financial liabilities designated at FVTPL		399,298	977,019	854,498	1,180,049	1,423,212	1,586,327	6,420,403
Investment contract liabilities		189,704	10,554	91,041	159,182	1,085,912	—	1,536,393
Other financial liabilities		51,214,836	162,838	74,360	602,583	1,318,935	225,282	53,598,834

	~~W~~	308,564,962	70,703,647	70,970,712	109,514,196	102,841,527	14,150,189	676,745,233

Off-balance sheet items (*3):
Guarantee contracts	~~W~~	26,221,968	—	—	—	—	—	26,221,968
Other liabilities related to loan commitments		220,317,053	—	—	—	—	—	220,317,053

	~~W~~	246,539,021	—	—	—	—	—	246,539,021

Derivatives	~~W~~	771,588	(810,792)	(29,804)	(93,500)	(2,117,259)	(76,279)	(2,356,046)

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 160,031,760 million and ~~W~~ 172,840,771 million as of December 31, 2024 and 2025 are included in the ‘Less than 1 month’ category, respectively.
(*3)
Although guarantees, loan agreements, and other credit commitments provided by the Group have contractual maturities, they are classified into the earliest time bucket, as the Group is required to make payments immediately upon request by the counterparty.

(e)	Measurement of fair value
The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications.
If the market for a financial instrument is not active, such as OTC (Over-The-Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service. The Group uses its judgment to select a variety of methods and make rational assumptions that are mainly based on market conditions existing at the end of each reporting period.

The fair value of financial instruments is determined by using valuation techniques; a method of using recent transactions between independent parties with reasonable judgment and willingness to trade, a method of referring to the current fair value of other financial instruments that are substantially identical, discounted cash flow model and option pricing models. For example, the fair value of an interest rate swap is calculated as the present value of the expected future cash flows, and the fair value of foreign exchange forwarding contract is calculated by applying the public forward exchange rate at the end of the reporting period.
The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2024 and 2025 are as follows:

	2024
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets:
Due from banks at FVTPL	~~W~~	—	35,450	—	35,450
Loans at FVTPL (*1)		—	745,412	1,134,534	1,879,946
Securities at FVTPL:
Debt securities and other securities (*2)		11,870,768	39,052,189	16,082,867	67,005,824
Equity securities		1,618,125	64,277	1,414,926	3,097,328
Gold/silver deposits		128,297	—	—	128,297

		13,617,190	39,116,466	17,497,793	70,231,449

Derivative assets:
Trading		85,439	8,772,280	719,177	9,576,896
Hedging		—	702,361	—	702,361

		85,439	9,474,641	719,177	10,279,257

Securities at FVOCI:
Debt securities		35,984,894	56,031,316	—	92,016,210
Equity securities		866,968	—	922,191	1,789,159

		36,851,862	56,031,316	922,191	93,805,369

	~~W~~	50,554,491	105,403,285	20,273,695	176,231,471

Financial liabilities:
Financial liabilities at FVTPL:
Securities sold (*2)	~~W~~	357,841	—	—	357,841
Gold/silver deposits		597,058	—	—	597,058

		954,899	—	—	954,899

Financial liabilities designated at FVTPL:
Derivatives-combined securities (*2)		—	819,919	7,139,257	7,959,176
Debt securities issued		—	261,299	—	261,299

		—	1,081,218	7,139,257	8,220,475

Derivative liabilities:
Trading		22,721	8,476,885	536,855	9,036,461
Hedging		—	814,374	207,697	1,022,071

		22,721	9,291,259	744,552	10,058,532

	~~W~~	977,620	10,372,477	7,883,809	19,233,906

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
40.8 billion. As of December 31, 2024, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
175 billion and derivatives-combined securities:
~~W~~
 175 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The
Group
estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
Shinhan Securities Co.,
Ltd.’s
level 3
over-the-counter
derivatives
are
recognized
~~W~~
86,279 million in financial assets measured at fair value through profit or loss,
~~W~~
7,146,909 million in financial liabilities designated at fair value through profit or loss,
~~W~~
718,788 million in derivative assets, and
~~W~~
535,162 million in derivative liabilities. The fair value of over-the-counter
derivatives classified as level 3 above is measured using Shinhan Securities Co., Ltd.’s internal valuation model
.

	2025
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets:
Due from banks at FVTPL	~~W~~	—	40,862	—	40,862
Loans at FVTPL (*1)		—	506,781	908,473	1,415,254
Securities at FVTPL:
Debt securities and other securities (*2)		12,198,754	41,464,110	17,441,328	71,104,192
Equity securities		2,900,162	461,978	1,507,261	4,869,401
Gold/silver deposits		623,668	—	—	623,668

		15,722,584	41,926,088	18,948,589	76,597,261

Derivative assets:
Trading		63,896	5,876,734	596,229	6,536,859
Hedging		—	617,091	—	617,091

		63,896	6,493,825	596,229	7,153,950

Securities at FVOCI:
Debt securities		37,077,188	64,196,579	9,139	101,282,906
Equity securities		998,372	—	935,672	1,934,044

		38,075,560	64,196,579	944,811	103,216,950

	~~W~~	53,862,040	113,164,135	21,398,102	188,424,277

Financial liabilities:
Financial liabilities at FVTPL:
Securities sold (*2)	~~W~~	790,416	—	—	790,416
Gold/silver deposits		1,522,071	—	—	1,522,071

		2,312,487	—	—	2,312,487

Financial liabilities designated at FVTPL:
Derivatives-combined securities (*2)		—	255,532	5,834,683	6,090,215
Debt securities issued		—	287,849	—	287,849

		—	543,381	5,834,683	6,378,064

Derivative liabilities:
Trading		38,222	5,540,526	293,655	5,872,403
Hedging		—	994,626	153,817	1,148,443

		38,222	6,535,152	447,472	7,020,846

	~~W~~	2,350,709	7,078,533	6,282,155	15,711,397

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
27.0 billion. As of December 31, 2025, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
181.8 billion and derivatives-combined securities:
~~W~~
 181.8 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended

December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.
(*3)
Using its internal valuation model, Shinhan Securities Co., Ltd.’s level 3 over-the-counter
derivatives
are
recognized
~~W~~
47,665 million in financial assets measured at fair value through profit or loss,
~~W~~
 5,834,683 million in financial liabilities designated at fair value through profit or loss,
~~W~~
 146,924 million in derivative assets, and
~~W~~
284,145 million in derivative liabilities.

i-2)
Classification of financial instruments as fair value level 3
The Group uses the value from evaluators who are qualified and external independent to determine the fair value for Group’s assets at the end of each reporting period. Changes in carrying amounts of financial instruments classified as Level 3 for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Financial asset at FVTPL		Securities at FVOCI	Financial liabilities designated at FVTPL	Held for trading		Held for hedging
					Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Beginning balance	~~W~~	17,327,888	949,183	(6,725,252)	632,213	(783,587)	—	(224,195)
Recognized in total comprehensive income for the year:
Recognized in profit or loss for the period (*1)		355,895	—	(74,680)	64,091	(307,946)	—	16,498
Recognized in other comprehensive income (loss) for the year		3,287	(77,241)	(8,614)	—	—	—	—

		359,182	(77,241)	(83,294)	64,091	(307,946)	—	16,498

Purchase		7,120,860	55,431	—	1,318,715	(11,529)	—	—
Issue		—	—	(7,993,276)	—	—	—	—
Settlement		(5,798,938)	(5,153)	7,662,565	(1,299,773)	566,207	—	—
Transfer to level 3 (*2)		17,407	—	—	3,931	—	—	—
Transfer out of level 3 (*2)		(394,072)	(29)	—	—	—	—	—

Ending balance	~~W~~	18,632,327	922,191	(7,139,257)	719,177	(536,855)	—	(207,697)

	2025
	Financial asset at FVTPL		Securities at FVOCI	Financial liabilities designated at FVTPL	Held for trading		Held for hedging
					Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Beginning balance	~~W~~	18,632,327	922,191	(7,139,257)	719,177	(536,855)	—	(207,697)
Recognized in total comprehensive income for the year:
Recognized in profit or loss for the period (*1)		8,721	—	(225,030)	95,523	155,722	—	36,007
Recognized in other comprehensive income (loss) for the year		(531)	69,448	(4,165)	—	—	—	—

		8,190	69,448	(229,195)	95,523	155,722	—	36,007

Purchase		5,875,977	6,324	—	87,869	(30,005)	—	(13,580)
Issue		—	—	(6,407,756)	—	—	—	—
Settlement		(4,667,721)	(62,292)	7,941,525	(306,359)	117,483	—	31,453
Transfer to level 3 (*2)		65,173	9,140	—	23	—	—	—
Transfer out of level 3 (*2)		(56,884)	—	—	(4)	—	—	—

Ending balance	~~W~~	19,857,062	944,811	(5,834,683)	596,229	(293,655)	—	(153,817)

(*1)
Recognized profit or loss of the changes in carrying amount of financial instruments classified as Level 3 for the years ended December 31, 2024 and 2025 are included in the accounts of the consolidated statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2024
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at FVTPL	~~W~~	112,040	443,935
Net gain (loss) on financial liabilities designated at FVTPL		(74,680)	102,961
Net other operating income		16,498	16,497

	~~W~~	53,858	563,393

	2025
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at FVTPL	~~W~~	259,966	250,113
Net gain (loss) on financial liabilities designated at FVTPL		(225,030)	2,884
Net other operating income		36,007	36,007

	~~W~~	70,943	289,004

(*2)
Transfers between levels result from changes in the availability of observable market data for the financial instruments. The Group recognizes such transfers at the end of the reporting period in which the change occurs.

i-3)
Valuation techniques and significant inputs not observable in markets

①	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2024 and 2025 are as follows:

	2024
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial assets at FVTPL
Debt securities	DCF, NAV, Option model (*)	~~W~~	39,833,051	Discount rate, interest rate, stock price, etc.
Equity securities	NAV		64,277	Price of underlying assets such as stocks, bonds, etc.

			39,897,328

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		8,772,280	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			702,361

			9,474,641

Securities at FVOCI
Debt securities	DCF, Option model (*)		56,031,316	Interest rate, discount rate, etc.

		~~W~~	105,403,285

Liabilities
Financial liabilities designated at FVTPL
Derivative-linked securities sold	Option model (*), NAV	~~W~~	819,919	Underlying asset price
Debt securities issued			261,299	Discount rate, volatility

			1,081,218

Derivative liabilities
Trading	Option model (*), Forward interest rate, DCF		8,476,885	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			814,374

			9,291,259

		~~W~~	10,372,477

	2025
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial assets at FVTPL
Debt securities	DCF, NAV, Option model (*)	~~W~~	42,011,753	Discount rate, interest rate, stock price, etc.
Equity securities	NAV, Option model (*)		461,978	Price of underlying assets such as stocks, bonds, etc., dividend yield

			42,473,731

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		5,876,734	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			617,091

			6,493,825

Securities at FVOCI
Debt securities	DCF, Option model (*)		64,196,579	Interest rate, discount rate, etc.

		~~W~~	113,164,135

Liabilities
Financial liabilities designated at FVTPL
Derivative-linked securities sold	Option model (*), NAV	~~W~~	255,532	Underlying asset price
Debt securities issued			287,849	Discount rate, volatility

			543,381

Derivative liabilities
Trading	Option model (*), Forward interest rate, DCF		5,540,526	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			994,626

			6,535,152

		~~W~~	7,078,533

(*)	Option models applied to measure fair value include the Black-Scholes model, Hull-White model and methods such as Monte Carlo simulation are applied to some products depending on the product type.

②	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2024 and 2025 are as follows:

	2024
Type of financial instrument	Valuation technique	Carrying Value (*2)		Significant unobservable inputs	Range
Financial assets
Financial assets at FVTPL
Debt securities, loans	DCF, NAV, Option model (*1), Income approach	~~W~~	17,217,401	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, Liquidation Value	0.56~81.72% 2.74~11.07% 4.74~82.57% 0.00% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Dividend discount model (DDM), Cost method		1,414,926	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility	25.58~53.67% 3.60~15.44% 0.00% 0.46~0.73%

			18,632,327

Derivative assets
Equity and foreign exchange related	Option model (*1)		125,445	The volatility of the underlying asset, Correlations	10.35~41.28% 41.60~73.24%
Interest rates related			85,141	The volatility of the underlying asset, Correlations	0.46~0.66% -38.28~69.59%
Credit and commodity related			508,591	The volatility of the underlying asset, Correlations, Hazard Rate	30.92~31.36% 99.88~99.96% 0.16~8.90%

			719,177

Securities at FVOCI
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		922,191	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility	22.95% 4.75~14.03% -1.00~1.00% 0.41~67.91%

		~~W~~	20,273,695

	2024
Type of financial instrument	Valuation technique	Carrying Value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	7,139,257	The volatility of the underlying asset, Correlations	0.46~57.68% -46.56~83.10%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		181,858	The volatility of the underlying asset, Correlations	7.86~57.68% -46.56~83.10%
Interest rates related			428,049	The volatility of the underlying asset, Regression coefficient, Correlations	0.46~1.09% 0.00~2.32% -38.28~90.34%
Credit and commodity related			134,645	The volatility of the underlying asset, Correlations, Hazard Rate	6.98% 0.00% 0.29~6.05%

			744,552

		~~W~~	7,883,809

	2025
Type of financial instrument	Valuation technique	Carrying Value (*2)		Significant unobservable inputs	Range
Financial assets
Financial assets at FVTPL
Debt securities	DCF, NAV, Option model (*1), Income approach	~~W~~	18,349,801	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, Interest rate volatility, Liquidation Value	0.50~67.94% 4.04~17.95% 31.11~69.16% 0.00% 0.46~0.70% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Dividend discount model (DDM), Cost method		1,507,261	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility, Liquidation Value	0.00~68.67% 3.14~45.20% 0.00% 0.46~0.70% 0.00%

			19,857,062

Derivative assets
Equity and foreign exchange related	Option model (*1)		25,130	The volatility of the underlying asset, Correlations	10.63~61.54% 30.33~82.07%
Interest rates related			71,254	The volatility of the underlying asset, Correlations	0.48~1.51% -70.00~61.85%
Credit and commodity related			499,845	The volatility of the underlying asset, Correlations, Hazard Rate	30.76~31.08% 99.63% 0.08~9.29%

			596,229

	2025
Type of financial instrument	Valuation technique	Carrying Value (*2)		Significant unobservable inputs	Range
Financial assets
Securities at FVOCI
Debt securities	Option model (*1)	~~W~~	9,139	Discount rate, Interest rate volatility	6.23% 7.92%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Cost method		935,672	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility, Liquidation Value	23.87% 4.23~16.33% 0.00% 0.46~0.70% 0.00%

			944,811

		~~W~~	21,398,102

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	5,834,683	The volatility of the underlying asset, Correlations	0.48~61.54% -70.00~82.07%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		21,150	The volatility of the underlying asset, Correlations	8.20~61.54% 0.23~82.07%
Interest rates related			335,811	The volatility of the underlying asset, Regression coefficient, Correlations	0.48~1.51% 0.01~0.98% -70.00~90.34%
Credit and commodity related			90,511	The volatility of the underlying asset, Correlations, Hazard Rate	0.65~1.51% -70.00~61.85% 0.21~9.22%

			447,472

			~~W~~ 6,282,155

(*1)	The option models used by the Group for valuation purposes include the Black-Scholes model, the Hull-White model, and Monte Carlo simulation, among others.
(*2)	Valuation techniques and input variables are not disclosed for items whose carrying amounts are considered to approximate fair value.

i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, the effects of changes in one or more of the unobservable inputs on profit or loss, or other comprehensive income as of December 31, 2024 and 2025 are as follows:

	2024
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1), (*2):
Financial assets at FVTPL	~~W~~	38,489	(33,351)
Derivative assets		14,813	(14,777)
Securities at FVOCI (*2)		74,482	(49,291)

	~~W~~	127,784	(97,419)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at FVTPL	~~W~~	19,782	(20,339)
Derivative liabilities		25,420	(21,955)

	~~W~~	45,202	(42,294)

	2025
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1), (*2):
Financial assets at FVTPL	~~W~~	35,062	(34,827)
Derivative assets		15,446	(14,723)
Securities at FVOCI (*2)		60,531	(42,863)

	~~W~~	111,039	(92,413)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at FVTPL	~~W~~	14,685	(14,764)
Derivative liabilities		6,889	(7,538)

	~~W~~	21,574	(22,302)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing the growth rate and discount rate, which are a significant unobservable input, from -1% p to 1%p.

ii) Financial instruments at amortized cost

ii-1)	The method of calculating the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or overnight deposits of a short-term instrument. For this reason, the book value is used as a proxy for fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow using a discount rate that reflects the market interest rate and the credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The remaining liabilities and borrowings were calculated as fair value by discounting contractual cash flows at the market interest rate that reflects the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that reflects the residual risk.

Investment contract liabilities	The carrying amount of accumulated pension benefits of retirement pension contract holders, as defined under the Insurance Business Act and the Regulations on Supervision of Insurance Business, is used as a proxy for fair value as reliable estimates of expected future cash flows are not available.

Other financial assets and other financial liabilities	The carrying amount is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at the market interest rate that reflects the residual risk.

ii-2)	The carrying amount and the fair value of financial instruments measured at amortized cost as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Carrying amount		Fair value	Carrying amount	Fair value
Assets:
Deposits at amortized cost (*)	~~W~~	38,228,750	38,159,135	36,859,627	36,793,298
Loans at amortized cost		449,295,238	452,724,752	464,773,880	466,291,620
Securities at amortized cost:
Government bonds		21,808,057	21,625,666	22,779,176	22,300,505
Financial institution bonds		3,787,661	3,828,599	1,837,790	1,851,292
Corporation bonds		7,720,281	7,694,086	7,327,402	7,239,123

		33,315,999	33,148,351	31,944,368	31,390,920

Other financial assets		23,116,960	23,469,322	43,323,340	43,674,984

	~~W~~	543,956,947	547,501,560	576,901,215	578,150,822

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	160,031,759	160,031,759	172,840,773	172,840,773
Time deposits		236,527,490	236,878,216	238,328,250	238,238,605
Certificate of deposit		10,409,701	10,481,318	17,001,339	16,970,158
Issued bill deposit		7,624,787	7,624,245	8,921,064	8,920,096
CMA deposits		4,451,561	4,451,561	4,889,093	4,889,093
Others		3,735,747	3,735,726	5,668,452	5,668,466

		422,781,045	423,202,825	447,648,971	447,527,191

Borrowing debts:
Call-money		1,197,823	1,197,823	1,437,100	1,437,100
Bills sold		8,872	8,831	11,887	11,846
Bonds sold under repurchase agreements		11,542,956	11,542,956	14,988,698	14,988,698
Borrowings		37,170,722	37,236,104	38,957,149	38,924,550

		49,920,373	49,985,714	55,394,834	55,362,194

Debt securities issued:
Borrowings in Korean won		75,106,885	75,610,971	74,937,216	74,697,509
Borrowings in foreign currency		18,658,969	18,759,433	18,054,206	18,273,309

		93,765,854	94,370,404	92,991,422	92,970,818

Investment contract liabilities		1,165,022	1,165,022	1,536,393	1,536,393
Other financial liabilities		39,472,400	39,429,575	57,890,911	57,832,606

	~~W~~	607,104,694	608,153,540	655,462,531	655,229,202

(*)	Cash is not included.

ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but disclosed with their fair value as of December 31, 2024 and 2025 are as follows:

	2024
	Level 1		Level 2	Level 3	Total
Deposits at amortized cost (*)	~~W~~	537,760	37,621,375	—	38,159,135
Loans at amortized cost		—	965,455	451,759,297	452,724,752
Securities at amortized cost:
Government bonds		11,292,066	10,333,600	—	21,625,666
Financial institution bonds		331,421	3,497,178	—	3,828,599
Corporation bonds		—	7,694,086	—	7,694,086

		11,623,487	21,524,864	—	33,148,351

Other financial assets		—	13,474,763	9,994,559	23,469,322

	~~W~~	12,161,247	73,586,457	461,753,856	547,501,560

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	160,031,759	—	160,031,759
Time deposits		—	—	236,878,216	236,878,216
Certificate of deposit		—	—	10,481,318	10,481,318
Issued bill deposit		—	—	7,624,245	7,624,245
CMA deposits		—	4,451,561	—	4,451,561
Other		—	3,694,921	40,805	3,735,726

		—	168,178,241	255,024,584	423,202,825

Borrowing debts:
Call-money		—	1,197,823	—	1,197,823
Bills sold		—	—	8,831	8,831
Bonds sold under repurchase agreements		—	—	11,542,956	11,542,956
Borrowings		—	19,922	37,216,182	37,236,104

		—	1,217,745	48,767,969	49,985,714

Debt securities issued:
Borrowings in won		—	43,460,315	32,150,656	75,610,971
Borrowings in foreign currency		—	12,899,498	5,859,935	18,759,433

		—	56,359,813	38,010,591	94,370,404

Investment contract liabilities		—	—	1,165,022	1,165,022
Other financial liabilities		—	10,428,026	29,001,549	39,429,575

	~~W~~	—	236,183,825	371,969,715	608,153,540

	2025
	Level 1		Level 2	Level 3	Total
Deposits at amortized cost (*)	~~W~~	269,329	36,523,969	—	36,793,298
Loans at amortized cost		—	700,039	465,591,581	466,291,620
Securities at amortized cost:
Government bonds		10,815,330	11,485,175	—	22,300,505
Financial institution bonds		80,367	1,770,925	—	1,851,292
Corporation bonds		—	7,239,123	—	7,239,123

		10,895,697	20,495,223	—	31,390,920

Other financial assets		—	29,465,771	14,209,213	43,674,984

	~~W~~	11,165,026	87,185,002	479,800,794	578,150,822

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	172,840,773	—	172,840,773
Time deposits		—	—	238,238,605	238,238,605
Certificate of deposit		—	—	16,970,158	16,970,158
Issued bill deposit		—	—	8,920,096	8,920,096
CMA deposits		—	4,889,093	—	4,889,093
Other		—	5,625,593	42,873	5,668,466

		—	183,355,459	264,171,732	447,527,191

Borrowing debts:
Call-money		—	1,437,100	—	1,437,100
Bills sold		—	—	11,846	11,846
Bonds sold under repurchase agreements		—	—	14,988,698	14,988,698
Borrowings		—	108,795	38,815,755	38,924,550

		—	1,545,895	53,816,299	55,362,194

Debt securities issued:
Borrowings in won		—	40,127,224	34,570,285	74,697,509
Borrowings in foreign currency		—	12,618,554	5,654,755	18,273,309

		—	52,745,778	40,225,040	92,970,818

Investment contract liabilities		—	—	1,536,393	1,536,393
Other financial liabilities		—	22,535,595	35,297,011	57,832,606

	~~W~~	—	260,182,727	395,046,475	655,229,202

(*)	Cash is not included.

ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as of December 31, 2024 and 2025, are as follows:

	2024
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2:
Assets
Due from banks at amortized cost	~~W~~	37,621,375	DCF	Discount rate
Loans at amortized cost		965,455	DCF	Discount rate, Credit spread, Prepayment rate
Securities at amortized cost		21,524,864	DCF	Discount rate
Other financial assets		13,474,763	DCF	Discount rate
Financial instruments classified as level 3:
Assets
Loans at amortized cost		451,759,297	DCF	Discount rate, Credit spread, Prepayment rate
Other financial assets		9,994,559	DCF	Discount rate

	~~W~~	535,340,313

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	168,178,241	DCF	Discount rate
Borrowings		1,217,745	DCF	Discount rate
Debt securities issued		56,359,813	DCF	Discount rate
Other financial liabilities		10,428,026	DCF	Discount rate
Financial instruments classified as level 3:
Liabilities
Deposits		255,024,584	DCF	Discount rate
Borrowings		48,767,969	DCF	Discount rate
Debt securities issued		38,010,591	DCF	Discount rate, Regression coefficient, Correlations
Investment contract liabilities		1,165,022	—	—
Other financial liabilities		29,001,549	DCF	Discount rate

	~~W~~	608,153,540

	2025
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2:
Assets
Due from banks at amortized cost	~~W~~	36,523,969	DCF	Discount rate
Loans at amortized cost		700,039	DCF	Discount rate, Credit spread, Prepayment rate
Securities at amortized cost		20,495,223	DCF	Discount rate
Other financial assets		29,465,771	DCF	Discount rate
Financial instruments classified as level 3:
Assets
Loans at amortized cost		465,591,581	DCF	Discount rate, Credit spread, Prepayment rate
Other financial assets		14,209,213	DCF	Discount rate

	~~W~~	566,985,796

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	183,355,459	DCF	Discount rate
Borrowings		1,545,895	DCF	Discount rate
Debt securities issued		52,745,778	DCF	Discount rate
Other financial liabilities		22,535,595	DCF	Discount rate
Financial instruments classified as level 3:
Liabilities
Deposits		264,171,732	DCF	Discount rate
Borrowings		53,816,299	DCF	Discount rate
Debt securities issued		40,225,040	DCF	Discount rate, Regression coefficient, Correlations
Investment contract liabilities		1,536,393	—	—
Other financial liabilities		35,297,011	DCF	Discount rate

	~~W~~	655,229,202

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.
iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2024 and 2025, are as follows:

	2024		2025
Beginning balance	~~W~~	(81,747)	(89,230)
New transactions		(33,712)	(40,646)
Recognized in profit for the year		26,229	40,199

Ending balance	~~W~~	(89,230)	(89,677)

(f)	Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 5. (e) Measurement of fair value.
The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2024 and 2025 are as follows:

	2024
	Financial assets at FVTPL		Financial assets at FVOCI	Financial assets at amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	40,525,712	—	40,525,712
Due from banks at FVTPL		35,450	—	—	—	35,450
Securities at FVTPL		70,231,449	—	—	—	70,231,449
Derivatives assets		9,576,896	—	—	702,361	10,279,257
Loans at FVTPL		1,879,946	—	—	—	1,879,946
Loans at amortized cost		—	—	449,295,238	—	449,295,238
Securities at FVOCI		—	93,805,369	—	—	93,805,369
Securities at amortized cost		—	—	33,315,999	—	33,315,999
Others		—	—	23,116,960	—	23,116,960

	~~W~~	81,723,741	93,805,369	546,253,909	702,361	722,485,380

	2024
	Financial liabilities at FVTPL		Financial liabilities designated at FVTPL	Financial liabilities at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	422,781,045	—	422,781,045
Financial liabilities at FVTPL		954,899	—	—	—	954,899
Financial liabilities designated at FVTPL		—	8,220,475	—	—	8,220,475
Derivatives liabilities		9,036,461	—	—	1,022,071	10,058,532
Borrowings		—	—	49,920,373	—	49,920,373
Debt securities issued		—	—	93,765,854	—	93,765,854
Investment contract liabilities		—	—	1,165,022	—	1,165,022
Others		—	—	39,472,400	—	39,472,400

	~~W~~	9,991,360	8,220,475	607,104,694	1,022,071	626,338,600

	2025
	Financial assets at FVTPL		Financial assets at FVOCI	Financial assets at amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	39,742,605	—	39,742,605
Due from banks at FVTPL		40,862	—	—	—	40,862
Securities at FVTPL		76,597,261	—	—	—	76,597,261
Derivatives assets		6,536,859	—	—	617,091	7,153,950
Loans at FVTPL		1,415,254	—	—	—	1,415,254
Loans at amortized cost		—	—	464,773,880	—	464,773,880
Securities at FVOCI		—	103,216,950	—	—	103,216,950
Securities at amortized cost		—	—	31,944,368	—	31,944,368
Others		—	—	43,323,340	—	43,323,340

	~~W~~	84,590,236	103,216,950	579,784,193	617,091	768,208,470

	2025
	Financial liabilities at FVTPL		Financial liabilities designated at FVTPL	Financial liabilities at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	447,648,971	—	447,648,971
Financial liabilities at FVTPL		2,312,487	—	—	—	2,312,487
Financial liabilities designated at FVTPL		—	6,378,064	—	—	6,378,064
Derivatives liabilities		5,872,403	—	—	1,148,443	7,020,846
Borrowings		—	—	55,394,834	—	55,394,834
Debt securities issued		—	—	92,991,422	—	92,991,422
Investment contract liabilities		—	—	1,536,393	—	1,536,393
Others		—	—	57,890,911	—	57,890,911

	~~W~~	8,184,890	6,378,064	655,462,531	1,148,443	671,173,928

(g)	Transfer of financial instruments
i) Transfers that do not qualify for derecognition
i-1)
Repurchase agreements (Repo)
As of December 31, 2024 and 2025, the details of financial instruments that do not qualify for derecognition, as the Group sold securities with an obligation to repurchase them at a fixed price under repurchase agreements, are as follows:

	2024		2025
Transferred asset:
Securities at FVTPL	~~W~~	10,141,306	7,687,437
Securities at FVOCI		645,888	4,615,372
Securities at amortized cost		199,261	87,569
Loans at amortized cost		20,600	10,700

	~~W~~	11,007,055	12,401,078

Related liabilities:
Bonds sold under repurchase agreements (*)	~~W~~	11,542,956	14,988,698

(*)	As of December 31, 2024 and 2025, borrowed securities pledged as collateral in connection with repurchase agreements amounted to ~~W~~ 1,502,252 million and ~~W~~ 3,643,514 million, respectively.
i-2)
Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.
Securities loaned as of December 31, 2024 and 2025 are as follows:

	2024		2025	Borrowers
Government bonds	~~W~~	13,611,571	14,992,877	Korea Securities Finance Corp., Korea Securities Depository, etc.
Financial institutions bonds		607,175	408,766	Korea Securities Finance Corp., Korea Securities Depository, etc.
Corporation bonds		465,211	519,713	BNP Paribas Securities Corp.
Equity securities		15,826	40,277	Korea Securities Depository, etc.

	~~W~~ 14,699,783		15,961,633

i-3)
Securitization of financial assets
The Group uses the securitization of financial assets as a means of financing and to transfer risk. Generally, these securitization transactions result in the transfer of contractual cash flows to the debt securities holders issued from the financial asset portfolio. The Group recognizes debt securities issued without derecognition of assets under individual agreements, partially recognizes assets to the extent of the Group’s level of involvement in assets, or recognizes rights and obligations arising from the derecognition and transfer of assets as separate assets and liabilities. The Group derecognizes the entire asset only if it transfers contractual rights to the cash flows of financial assets or if it holds contractual rights but bears contractual obligations to pay cash flows to the other party without significant delays or reinvestment and transfers most of the risks and benefits of ownership (e.g., credit risk, interest rate risk, prepayment risk, etc.).
As of December 31, 2024 and 2025, the carrying amount of financial assets related to securitization transactions that have neither been transferred nor derecognized are
~~W~~
11,369,662 million and
~~W~~
10,815,348 million, respectively; the carrying amounts of related liabilities are
~~W~~
7,144,588 million and
~~W~~
6,586,888 million, respectively.
ii) Financial instruments qualified for derecognition and continued involvement
There are no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2024 and 2025.

(h)	Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2024 and 2025 are as follows:

	2024
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	10,560,214	—	10,560,214	13,744,859	522,860	5,592,302
Other financial instruments (*1)		9,299,807	—	9,299,807
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		17,514,396	—	17,514,396	15,238,643	—	2,275,753
Securities loaned (*2)		6,456,316	—	6,456,316	6,393,972	—	62,344
Domestic exchange settlement debit (*3)		39,697,639	34,787,860	4,909,779	—	—	4,909,779
Receivables from disposal of securities (*4)		4,879,073	2,199,610	2,679,463	1,925,615	—	753,848

	~~W~~	88,407,445	36,987,470	51,419,975	37,303,089	522,860	13,594,026

Liabilities:
Derivatives (*1), (*5)	~~W~~	18,245,590	—	18,245,590	14,692,837	1,000	11,767,096
Other financial instruments (*1)		8,215,343	—	8,215,343
Bonds sold under repurchase agreements (*2)		11,542,956	—	11,542,956	10,667,259	—	875,697
Securities borrowed (*2)		357,842	—	357,842	357,842	—	—
Domestic exchange settlement pending (*3)		36,593,966	34,787,860	1,806,106	1,735,983	—	70,123
Payable from purchase of securities (*4)		4,868,572	2,199,610	2,668,962	1,926,038	—	742,924

	~~W~~	79,824,269	36,987,470	42,836,799	29,379,959	1,000	13,455,840

(*1)
The Group has certain derivative transactions subject to the ISDA (International Swaps and Derivatives Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreements and securities borrowing and lending agreements are also similar to ISDA agreements with respect to legally enforceable netting arrangements.

For securities lending transactions executed through intermediaries, such as the Korea Securities Depository and the Korea Securities Finance Corporation (i.e., competitive transactions), collateral is pledged in the name of the intermediary. Accordingly, direct netting agreements and the enforceability of collateral between the transaction counterparties do not apply.

In this regard, the amount of securities lent for which a pledge has been established in the name of the intermediary amounted to ~~W~~ 5,186,364 million as of December 31, 2024.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2024, the total amount of financial liabilities includes
~~W~~
7,966,828 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
586,768 million are included in the related instruments not offset in the statement of financial position.

	2025
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	7,215,469	—	7,215,469	22,362,966	425,193	2,546,676
Other financial instruments (*1)		18,119,366	—	18,119,366
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		14,417,309	—	14,417,309	14,220,871	—	196,438
Securities loaned (*2)		1,274,760	—	1,274,760	1,101,854	—	172,906
Domestic exchange settlement debit (*3)		49,477,452	38,218,494	11,258,958	—	—	11,258,958
Receivables from disposal of securities (*4)		14,771,529	7,247,688	7,523,841	6,110,092	—	1,413,749

	~~W~~	105,275,885	45,466,182	59,809,703	43,795,783	425,193	15,588,727

Liabilities:
Derivatives (*1), (*5)	~~W~~	13,236,855	—	13,236,855	22,987,953	1,000	8,021,031
Other financial instruments (*1)		17,773,129	—	17,773,129
Bonds sold under repurchase agreements (*2)		14,988,698	—	14,988,698	11,768,314	—	3,220,384
Securities borrowed (*2)		790,416	—	790,416	790,416	—	—
Domestic exchange settlement pending (*3)		42,413,447	38,218,494	4,194,953	4,097,860	—	97,093
Payable from purchase of securities (*4)		14,808,991	7,247,688	7,561,303	6,110,113	—	1,451,190

	~~W~~	104,011,536	45,466,182	58,545,354	45,754,656	1,000	12,789,698

(*1)
The Group has certain derivative transactions subject to the ISDA (International Swaps and Derivatives Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreements and securities borrowing and lending agreements are also similar to ISDA agreements with respect to legally enforceable netting arrangements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2025, the total amount of financial liabilities includes
~~W~~
 6,090,215 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
 156,351 million are included in the related instruments not offset in the statement of financial position.

(i)	Capital risk management
The Group is required, in accordance with the Financial Holding Companies Act, to maintain a total capital ratio based on consolidated risk-weighted assets of at least
8
% (hereinafter referred to as the “Basel III capital ratio”). In addition, following the implementation of enhanced Basel III capital regulations from 2016, the required BIS capital ratio to be maintained in order to strengthen loss-absorbing capacity has been increased to a maximum of
14
%. This requirement reflects the minimum regulatory ratio plus the additional accumulation of a capital conservation buffer (
2.5
%p), a domestic systemically important bank
(“D-SIB”)
buffer (
1.0
%p), and a countercyclical capital buffer (2.5%p). The countercyclical capital buffer may be imposed up to a maximum of 2.5%p during periods of excessive credit growth. In Korea, the countercyclical capital buffer requirement was increased from 0%p to 1%p effective May 1, 2024. Accordingly, as of December 31, 2025, the BIS capital ratio additionally required to enhance loss-absorbing capacity is 12.5%, which reflects the application of the capital conservation buffer (2.5%p), the
D-SIB
buffer (1.0%p), and the countercyclical capital buffer (1.0%p).
The Basel III capital ratio refers to an internationally harmonized standard for capital adequacy regulation established under the “International Convergence of Capital Measurement and Capital Standards” issued by the Basel Committee on Banking Supervision of the Bank for International Settlements (“BIS”). The ratio is calculated as:
(Common Equity Tier 1 capital (net of regulatory deductions) + Additional Tier 1 capital + Tier 2 capital) ÷ Risk-weighted assets
Common Equity Tier 1 capital is the first line of capital available to absorb losses of a financial holding company and ranks last in priority upon liquidation. It is not redeemable prior to liquidation and consists of capital stock, capital surplus, retained earnings, and other components. Additional Tier 1 capital consists of perpetual capital instruments that meet certain regulatory requirements. Tier 2 capital consists of capital instruments that are available to absorb losses upon liquidation, subject to specific regulatory criteria. Regulatory deduction items are assets or capital items held by the Group that do not contribute to loss-absorbing capacity and, unless otherwise specified, are deducted from Common Equity Tier 1 capital.

The Basel III capital ratios of the Group as of December 31, 2024 and 2025 are as follows:

	2024		2025
Capital:
Common Equity Tier 1 capital	~~W~~	44,562,500	47,115,338
Additional tier 1 capital		5,824,082	5,890,967

Total Tier I capital		50,386,582	53,006,305
Tier II capital		3,516,787	3,254,292

Total capital (A)	~~W~~	53,903,369	56,260,597

Total risk-weighted assets (B)	~~W~~	342,375,264	352,907,638
Total capital ratio (A/B)		15.74%	15.94%
Tier 1 capital ratio		14.72%	15.02%
Common Equity Tier 1 capital ratio		13.02%	13.35%

(*)	As of December 31, 2025, the Group maintains an appropriate capital adequacy ratio in accordance with the BIS capital regulation system and the capital ratios as of that date are provisional.